Trade and other payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

in CHF thousands	2025	2024
Trade payables	937	679
Social security	828	1,177
Other payables	1	3
Balance at December 31	1,767	1,859
Trade payables are denominated in the following currencies:

in CHF thousands	2025	2024
CHF	527	361
EUR	215	187
USD	171	76
GBP	23	55
Balance at December 31	937	679
In addition to the above-mentioned current trade and other payables, the Company has non-current trade and other payables of TCHF 160 (2024: TCHF 0).